New and amended accounting standards and interpretations	12 Months Ended
Jun. 30, 2018
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New and amended accounting standards and interpretations

38    New and amended accounting standards and interpretations

The Group adopted the amendment to IAS 7 ‘Statement of Cash Flows: Disclosure Initiative’ in the current year. This amendment requires disclosure about changes in liabilities arising from financing activities, including changes arising from financing cash flows and non-cash changes (such as foreign exchange gains or losses). While having no impact on the primary financial statements, an additional reconciliation has been provided in note 20 ‘Financial risk management’ to comply with this amendment. This amendment has been endorsed by the EU.

There are no other new or amended accounting standards or interpretations adopted for the first time during the year that have a significant impact on these Financial Statements.

Issued but not yet effective

The following new accounting standards and interpretations will become effective for future reporting periods and may have a significant impact on the income statement or net assets of the Group.

Applicable from 1 July 2018

The following accounting standards and interpretations are applicable to the Group from 1 July 2018. The impacts of these are currently expected to be immaterial, although industry application of these standards continues to develop.

Title of standard / interpretation	Summary of impact on the Financial Statements
IFRS 15/AASB 15 ‘Revenue from Contracts with Customers’

This standard modifies the determination of when to recognise revenue and how much revenue to recognise. Revenue is recognised when control of the promised goods or services pass to the customer. The amount of revenue recognised should reflect the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Group has undertaken a process of understanding the standard contractual arrangements across its principal revenue streams, particularly key terms and conditions which may impact revenue recognition. In addition, detailed reviews of a representative sample of individual contracts across all the Group’s revenue streams have been completed. While no significant changes in accounting arising from the implementation of the new standard have been identified, the following points are noted.

•   Certain of the Group’s sales are provisionally priced, where the final price depends on future index prices. Any adjustments between the provisional and final price are accounted for under IFRS 9/AASB 9 ‘Financial Instruments’ and will be recognised as other revenue. Where applicable, system and process changes have been implemented to appropriately measure and capture this data for disclosure.

•   A significant proportion of the Group’s products are sold on Cost, Insurance and Freight (CIF) or Cost and Freight (CFR) Incoterms, where the Group is required to provide freight and shipping services after the date at which the goods have transferred to the customer. Revenue from freight and shipping services, currently recognised when the product is loaded onto the ship, should be treated as a separate performance obligation under the new standard and recognised over time. The impact of this is immaterial at 30 June 2018.

•   Certain sales contracts require the Group to physically deliver unrefined concentrate. Revenue is currently recognised at the gross value of the final refined metal content delivered with contractually agreed treatment costs and refining charges recorded as an expense. While having no net income statement impact, under the new standard the treatment costs and refining charges must be recognised as a reduction to revenue. The impact of applying this change during the year ended 30 June 2018 would have been to reduce revenue and expenses, respectively by US$509 million with no impact on profit.

•   The Group participates in certain arrangements which entitle it to a proportion of the physical output of an operation. Currently, the Group recognises revenue to the extent of its entitlement. Under the new standard, all product sold by the Group to third parties in a period will be recognised as revenue from contracts with customers. Any difference to the Group’s entitlement represents a form of revenue or is closely connected to revenue transactions and will therefore be recognised as other revenue.

•   Revenues from the sale of significant by-products are within the scope of the new standard and will continue to be included in revenue.

The Group expects to apply the full retrospective transition approach, resulting in the restatement of comparative information where applicable.

IFRS 9/AASB 9 ‘Financial Instruments’

This standard revises the classification and measurement of financial assets and financial liabilities, introduces a forward looking ‘expected credit loss’ impairment model and modifies the approach to hedge accounting.

The Group has undertaken a comprehensive analysis of the impact of the new standard based on the financial instruments it holds and the way in which they are used with no material impact on the face of balance sheet or in the income statement expected. However, there will be presentational changes in some of our note disclosures, as well as additional disclosures around classification and measurement of financial instruments. Adoption impacts include:

•   The new standard requires classification and measurement of financial assets based on the business model in which they are managed and their cash flow characteristics. Under the new standard, the Group’s financial assets will be classified as measured at amortised cost, fair value through profit or loss, or fair value through equity. No significant measurement impacts have been identified as a result of reclassifying financial assets into the categories required by the new standard. Equity investments currently classified as available for sale are expected to be carried at fair value with revaluation gains and losses recognised directly in equity with future recycling through the income statement no longer permitted. Gains and losses on this category of financial asset currently recognised in equity are immaterial. Classification of future equity investments will be considered on an instrument by instrument basis. For financial liabilities, the current classification and measurement requirements are largely retained.

•   Financial assets carried at amortised cost must be tested for impairment based on expected losses, as opposed to the current policy of recognising impairments only when there is objective evidence that a credit loss is present. This is not expected to have a significant impact given the Group’s counterparty risk framework.

•   The new standard amends the rules on hedge accounting to enable closer alignment between the Group’s risk management strategy and the accounting outcomes. The standard broadens the scope of arrangements that may qualify for hedge accounting and allows for simplification of hedge designations. Certain of the Group’s derivatives will be designated into simplified hedging relationships from 1 July 2018, with no material impact to net assets expected. Other changes under the standard mean that hedge effectiveness is only considered on a prospective basis with no set quantitative thresholds, certain costs of hedging, previously taken to the income statement, will be recognised directly in equity and voluntary de-designation of hedges is prohibited. The Group will monitor increased opportunities to apply hedge accounting in the future.

The Group will adjust the opening balance sheet as of 1 July 2018, with no restatement of comparatives required.

IFRIC 22 ‘Foreign Currency Transactions and Advance Consideration’	This interpretation clarifies the exchange rate to use on initial recognition of the related asset, expense or income when an entity receives or pays advance consideration in a foreign currency. The Group has made some minor changes to processes to comply with this interpretation.

Applicable from 1 July 2019 and beyond

The following accounting standards and interpretations are applicable to the Group from 1 July 2019 and beyond.

Title of standard / interpretation	Summary of impact on the Financial Statements
IFRS 16/AASB 16 ‘Leases’	This standard provides a new model for lessee accounting under which all leases with the exception of short-term (under 12 months) and low value leases, will be accounted for by the recognition on the balance sheet of a right of use asset and a corresponding lease liability. Lease costs will be recognised in the income statement over the lease term in the form of depreciation on the right of use asset and finance charges representing the unwind of the discount on the lease liability.

The Group has progressed its implementation project, focusing on a review of contracts, aggregation of data to support the evaluation of the accounting impacts of applying the new standard and assessment of the need for changes to systems and processes. While the Group’s evaluation of the effect of adopting the standard is ongoing, it is expected that it will have a material effect on the Group’s Financial Statements, significantly increasing the Group’s recognised assets and liabilities. Further, compared with the existing accounting for operating leases, the classification and timing of expenses will be impacted and consequently the classification between cash flow from operating activities and cash flow from financing activities. Many commonly used financial ratios and performance metrics, using existing definitions, will also be impacted including net debt, gearing, EBITDA, unit costs and operating cash flows.

The Group is considering available options for transition, which include either retrospective with restatement of comparatives or the modified approach with the cumulative impact of application recognised as at 1 July 2019.

The Group’s existing operating leases will be the main source of leases under the new standard. The impact of the standard continues to be assessed as it will be impacted by the transition approach selected by the Group and the lease population at the point of transition.

Information on the undiscounted amount of the Group’s operating lease commitments under IAS 17/AASB 117 ‘Leases’, the current leasing standard, is disclosed in note 31 ‘Commitments’.

IFRIC 23 ‘Uncertainty over Income Tax Treatments’ (1)	This interpretation clarifies the application of the recognition and measurement requirements in IAS 12/AASB 112 ‘Income Taxes’ for calculating provisions for uncertain tax positions. The Group is currently assessing the impact of the interpretation on its Financial Statements.

Conceptual Framework for Financial Reporting (1)	The revised framework may affect the application of IFRS in situations where no standard applies to a specific transaction or event. The Group is currently assessing the impact of the revised framework on its Financial Statements.

(1)	IFRIC 23 and the Conceptual Framework for Financial Reporting have not been endorsed by the EU and hence are not available for early adoption in the EU.